October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares International Country Rotation Active ETF | CORO | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares International Country Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Denmark — 0.1%
Novo Nordisk A/S, ADR, NVS	213	$10,535
Netherlands — 0.7%
ASML Holding NV, ADR(a)	90	95,331
Taiwan — 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,215	365,022
Total Common Stocks — 3.3% (Cost: $342,426)		470,888
Investment Companies
Domestic Equity — 3.4%
iShares Core S&P 500 ETF(b)	707	484,458
Exchange Traded Funds — 4.1%
iShares MSCI India ETF(b)	10,824	584,171
International Equity — 89.0%
iShares MSCI Australia ETF(b)	20,254	542,200
iShares MSCI Belgium ETF(b)	17,008	397,487
iShares MSCI Brazil ETF(b)	3,731	116,295
iShares MSCI Canada ETF(b)	33,592	1,704,458
iShares MSCI Chile ETF(b)	3,352	118,393
iShares MSCI China ETF(b)	20,196	1,283,860
iShares MSCI Denmark ETF(b)	262	28,465
iShares MSCI France ETF(b)	13,212	585,027
iShares MSCI Germany ETF(b)	12,630	514,420
iShares MSCI Hong Kong ETF(b)	7,941	171,049
iShares MSCI Italy ETF(b)	7,223	374,224
iShares MSCI Japan ETF(b)(c)	23,635	1,972,341
iShares MSCI Mexico ETF(b)	1,037	68,992
iShares MSCI Netherlands ETF(b)	7,935	466,578
iShares MSCI Peru and Global Exposure ETF(b)	89	5,587
iShares MSCI Philippines ETF(b)	1,633	40,090
iShares MSCI Qatar ETF(b)	6,915	133,460
iShares MSCI Saudi Arabia ETF(b)	1,490	60,017
Security	Shares	Value
International Equity (continued)
iShares MSCI Singapore ETF(b)	17,986	$511,702
iShares MSCI South Africa ETF(b)	476	30,355
iShares MSCI South Korea ETF(b)	9,254	897,638
iShares MSCI Spain ETF(b)	18,352	920,720
iShares MSCI Switzerland ETF(b)	7,203	398,758
iShares MSCI Taiwan ETF(b)	3,304	220,212
iShares MSCI Thailand ETF(b)	403	24,462
iShares MSCI United Kingdom ETF(b)	24,999	1,066,707
		12,653,497
Total Investment Companies — 96.5% (Cost: $12,049,493)		13,722,126
Total Long-Term Investments — 99.8% (Cost: $12,391,919)		14,193,014
Short-Term Securities
Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(b)(d)(e)	1,056,871	1,057,399
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(b)(d)	20,000	20,000
Total Short-Term Securities — 7.6% (Cost: $1,077,399)		1,077,399
Total Investments — 107.4% (Cost: $13,469,318)		15,270,413
Liabilities in Excess of Other Assets — (7.4)%		(1,052,038)
Net Assets — 100.0%		$14,218,375

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$136,275	$921,135 (a)	$—	$(11)	$—	$1,057,399	1,056,871	$1,347 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	—	—	—	—	20,000	20,000	306	—
iShares Core S&P 500 ETF	—	461,746	—	—	22,712	484,458	707	1,117	—
iShares MSCI Australia ETF	426,988	206,045	(104,652)	1,092	12,727	542,200	20,254	—	—
iShares MSCI Belgium ETF	365,834	95,952	(91,955)	2,702	24,954	397,487	17,008	—	—
iShares MSCI Brazil ETF	134,476	47,340	(85,275)	2,470	17,284	116,295	3,731	—	—
iShares MSCI Canada ETF	1,279,833	405,510	(112,755)	1,620	130,250	1,704,458	33,592	—	—
iShares MSCI Chile ETF	37,854	89,483	(23,404)	439	14,021	118,393	3,352	—	—
iShares MSCI China ETF	897,401	336,312	(55,663)	1,465	104,345	1,283,860	20,196	—	—
iShares MSCI Denmark ETF	—	29,620	—	—	(1,155)	28,465	262	—	—
iShares MSCI France ETF	465,408	154,570	(64,281)	755	28,575	585,027	13,212	—	—

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares International Country Rotation Active ETF

Affiliates (continued)
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
iShares MSCI Germany ETF	$589,103	$210,576	$(285,931)	$3,918	$(3,246)	$514,420	12,630	$—	$—
iShares MSCI Hong Kong ETF	160,818	56,274	(52,156)	1,425	4,688	171,049	7,941	—	—
iShares MSCI India ETF	483,235	138,851	(51,826)	(2,382)	16,293	584,171	10,824	—	—
iShares MSCI Israel ETF(c)	64,458	31,267	(103,286)	17,905	(10,344)	—	—	—	—
iShares MSCI Italy ETF	321,490	111,055	(81,663)	2,081	21,261	374,224	7,223	—	—
iShares MSCI Japan ETF	1,399,590	470,330	(99,992)	2,290	200,123	1,972,341	23,635	—	—
iShares MSCI Mexico ETF	74,453	17,611	(30,615)	1,481	6,062	68,992	1,037	—	—
iShares MSCI Netherlands ETF	316,377	172,822	(67,478)	(652)	45,509	466,578	7,935	—	—
iShares MSCI Peru and Global Exposure ETF	—	5,656	—	—	(69)	5,587	89	—	—
iShares MSCI Philippines ETF	29,741	12,434	(385)	(34)	(1,666)	40,090	1,633	—	—
iShares MSCI Qatar ETF	108,181	53,294	(25,093)	(785)	(2,137)	133,460	6,915	—	—
iShares MSCI Saudi Arabia ETF	84,360	24,438	(54,510)	(204)	5,933	60,017	1,490	—	—
iShares MSCI Singapore ETF	342,045	171,318	(25,606)	199	23,746	511,702	17,986	—	—
iShares MSCI South Africa ETF	105,729	18,858	(112,513)	17,008	1,273	30,355	476	(90)	—
iShares MSCI South Korea ETF	422,953	289,143	(15,508)	288	200,762	897,638	9,254	—	—
iShares MSCI Spain ETF	534,806	307,729	—	—	78,185	920,720	18,352	—	—
iShares MSCI Switzerland ETF	345,790	256,000	(212,958)	13,828	(3,902)	398,758	7,203	—	—
iShares MSCI Taiwan ETF	208,812	91,133	(110,000)	5,829	24,438	220,212	3,304	—	—
iShares MSCI Thailand ETF	39,438	6,274	(23,349)	1,763	336	24,462	403	—	—
iShares MSCI United Kingdom ETF	602,246	411,053	—	—	53,408	1,066,707	24,999	—	—
				$74,490	$1,014,366	$14,799,525		$2,680	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$470,888	$—	$—	$470,888

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares International Country Rotation Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Investment Companies	$13,722,126	$—	$—	$13,722,126
Short-Term Securities
Money Market Funds	1,077,399	—	—	1,077,399
	$15,270,413	$—	$—	$15,270,413

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares